Common shares	12 Months Ended
Dec. 31, 2020
Common shares
Common shares

13.         Common shares:

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preferred shares, issuable in series. As at December 31, 2020 and 2019, there were nil preferred shares issued and outstanding.

		Total
	Number	amount

December 31, 2018	47,524,375	$26,882,622
Common shares issuances:
Public offering	4,025,000	8,720,540
Private placement	5,384,000	11,883,667
Acquisition purchase price consideration	1,431,736	2,611,044
Option exercise	53,332	87,883

December 31, 2019	58,418,443	50,185,756
Common shares issuances:
Public offering	9,093,940	9,943,886

December 31, 2020	67,512,383	$60,129,642

On May 21, 2020, the Company issued a total of 9,093,940 common shares at an offering price of C$1.65 per common share in connection with a public offering of common shares for aggregate gross proceeds of $10,767,589  (C$15,005,001) and incurred transaction costs of $823,703.

On May 17, 2019, the Company issued a total of 4,025,000 common shares at an offering price of C$3.25 per common share on a “bought deal” public offering basis for aggregate gross proceeds of $9,735,246  (C$13,081,250) (the “2019 Public Offering”) and incurred transaction costs of $1,014,706, of which $152,145 related to the issuance of broker warrants (see note 14(b)).

Concurrent with the 2019 Public Offering, the Company issued a total of 5,384,000 common shares at an offering price of C$3.25 per common share on a “bought deal” private placement basis for aggregate gross proceeds of $13,022,252  (C$17,498,000) (the “2019 Private Placement”) and incurred transaction costs of $1,138,585, of which $203,515 related to the issuance of broker warrants (see note 14(b)).

On September 26, 2019, the Company completed the Acquisition (see note 5). As part of the purchase consideration, $2,611,044 was satisfied by the issuance of 1,431,736 common shares of the Company at a value of C$2.42 per common share.

During the year ended December 31, 2019, the Company issued a total of 53,332 common shares upon the exercise of vested stock options (see note 14(a)).